                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:_________________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:   1800 AVENUE OF THE STARS
           SECOND FLOOR
           LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Kayne
Title:     President of the General Partner
Phone:     (310) 556-2721

Signature, Place, and Date of Signing:

           Richard A. Kayne       Los Angeles, California       October 21, 2004

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:               118

Form 13F Information Table Value Total:     $     510,512
                                              (thousands)

List of Other Included Managers:

NONE
as of 9/30/04

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE


 COLUMN 1          COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5                COLUMN 6  COLUMN 7           COLUMN 8
-------------------------------- ----------------------- ----------------------------  ---------- --------    ----------------------
                                                                                        INVEST-
 NAME OF             TITLE                    VALUE      SHARES or            PUT/        MENT      OTHER        VOTING AUTHORITY
 ISSUER            OF CLASS        CUSIP     (X 1000)     PRN AMT    SH/PRN   CALL     DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------- --------   --------  ------  ----
Quanta Capital
  Hldgs Ltd           SHS        G7313F106   $    2,364     250,000    SH     250,000   Sole                  250,000
Acm Income
  Fund Inc            COM        000912105   $       82      10,014    SH      10,014   Sole                   10,014
At&t Wireless
  Svcs Inc            COM        00209A106   $    1,041      70,400    SH      70,400   Sole                   70,400
Agree Realty
  Corp                COM        008492100   $    3,135     110,400    SH     110,400   Sole                  110,400
Aim Select
  Real Estate
  Incm                SHS        00888R107   $      557      34,400    SH      34,400   Sole                   34,400
American Finl
  Rlty Tr             COM        02607P305   $    1,472     104,300    SH     104,300   Sole                  104,300
Anthracite
  Cap Inc             COM        037023108   $    2,523     226,872    SH     226,872   Sole                  226,872
Anworth
  Mortgage
  Asset CP            COM        037347101   $      589      51,742    SH      51,742   Sole                   51,742
Apollo Invt
  Corp                COM        03761U106   $    1,674     118,300    SH     118,300   Sole                  118,300
Arbor Rlty
  Tr Inc              COM        038923108   $    2,401     108,163    SH     108,163   Sole                  108,163
Atlas Amer
  Inc                 COM        049167109   $    3,652     167,769    SH     167,769   Sole                  167,769
Atlas Pipeline
  Partners LP    UNIT L P INT    049392103   $    6,488     169,500    SH     169,500   Sole                  169,500
BNP
  Residential
  Pptys Inc           COM        05564T103   $    1,315      96,100    SH      96,100   Sole                   96,100
Big Dog Hldgs
  Inc                 COM        089128102   $      334      49,036    SH      49,036   Sole                   49,036
Blackrock Core
  Bd Tr           SHS BEN INT    09249E101   $    1,494     108,598    SH     108,598   Sole                  108,598
Blackrock Pfd
  Opportunity
  Tr                COM SHS      09249V103   $      280      11,348    SH      11,348   Sole                   11,348
Brandywine
  Rlty Tr       SH BEN INT NEW   105368203   $    2,421      85,000    SH      85,000   Sole                   85,000
Cke
  Restaurants
  Inc                 COM        12561E105   $      341      30,900    SH      30,900   Sole                   30,900
Capital
  Automotive
  Reit          COM SH BEN INT   139733109   $    3,780     120,885    SH     120,885   Sole                  120,885
Capital Lease
  Fdg Inc             COM        140288101   $    1,104     100,000    SH     100,000   Sole                  100,000
Cohen & Steers
  Reit & Pfd
  In                  COM        19247X100   $      289      11,500    SH      11,500   Sole                   11,500
Corporate High
  Yield Fd
  VI I                COM        219932100   $    2,436     166,613    SH     166,613   Sole                  166,613
Crosstex
  Energy L P          COM        22765U102   $   12,551     396,541    SH     396,541   Sole                  396,541
Crosstex
  Energy Inc          COM        22765Y104   $    3,410      82,975    SH      82,975   Sole                   82,975
Denbury Res
  Inc               COM NEW      247916208   $      925      36,400    SH      36,400   Sole                   36,400
Dorchester
  Minerals Lp      COM UNIT      25820R105   $    1,149      56,674    SH      56,674   Sole                   56,674
Ebay Inc              COM        278642103   $      257       2,800    SH       2,800   Sole                    2,800
Enbridge
  Energy
  Partners L P        COM        29250R106   $      573      12,000    SH      12,000   Sole                   12,000
Enbridge
  Energy
  Management L   SHS UNITS LLI   29250X103   $   14,431     323,192    SH     323,192   Sole                  323,192
Energy
  Transfer
  Prtnrs LP     UNIT LTD PARTN   29273R109   $    5,944     124,550    SH     124,550   Sole                  124,550
Enterprise
  Prods
  Partners L          COM        293792107   $   10,883     469,517    SH     469,517   Sole                  469,517
Entertainment
  Pptys Tr      COM SH BEN INT   29380T105   $    5,557     147,000    SH     147,000   Sole                  147,000
Evergreen
  Managed
  Income Fd         COM SHS      30024Y104   $    2,240     124,288    SH     124,288   Sole                  124,288
Exploration Co      COM NEW      302133202   $    7,432   1,866,666    SH   1,866,666   Sole                1,866,666
Falcon Finl
  Invt Tr             COM        306032103   $      717      88,613    SH      88,613   Sole                   88,613
Ferrellgas
  Partners
  L.P.           UNIT LTD PART   315293100   $    2,642     121,068    SH     121,068   Sole                  121,068
First Tr
  Value Line
  Div Fd            COM SHS      33735A100   $    3,570     180,527    SH     180,527   Sole                  180,527
Friedman
  Billings
  Ramsey Gro         CL A        358434108   $      588      30,802    SH      30,802   Sole                   30,802
General Growth
  Pptys Inc           COM        370021107   $    1,581      51,000    SH      51,000   Sole                   51,000
Genesis Energy
  L P           UNIT LTD PARTN   371927104   $    1,006      89,450    SH      89,450   Sole                   89,450
Glacier Water
  Svcs Inc            COM        376395109   $    2,312     110,000    SH     110,000   Sole                  110,000
Glimcher
  Rlty Tr         SH BEN INT     379302102   $    1,470      60,500    SH      60,500   Sole                   60,500
Gulfterra
  Energy
  Partners LP         COM        40274U108   $    9,586     228,350    SH     228,350   Sole                  228,350
HRPT Pptys Tr   COM SH BEN INT   40426W101   $    4,972     452,382    SH     452,382   Sole                  452,382
Hancock John
  Patriot
  Global D            COM        41013G103   $      146      10,713    SH      10,713   Sole                   10,713
Hawaiian Elec
  Industries          COM        419870100   $      598      22,544    SH      22,544   Sole                   22,544
Health Care
  Reit Inc            COM        42217K106   $    3,293      93,543    SH      93,543   Sole                   93,543
High Income
  Opportunity
  Fd I                COM        42967Q105   $      766     112,200    SH     112,200   Sole                  112,200
Holly Energy
  Partners L P  COM UT LTD PTN   435763107   $    9,589     327,600    SH     327,600   Sole                  327,600
Host Marriott
  Corp New            COM        44107P104   $    2,385     170,000    SH     170,000   Sole                  170,000
Istar Finl
  Inc                 COM        45031U101   $    7,199     174,609    SH     174,609   Sole                  174,609
Impac Mtg
  Hldgs Inc           COM        45254P102   $      940      35,725    SH      35,725   Sole                   35,725
International
  Business
  Machs               COM        459200101   $    6,142      71,638    SH      71,638   Sole                   71,638
Jameson Inns
  Inc                 COM        470457102   $      338     190,000    SH     190,000   Sole                  190,000
K Sea Transn
  Partners LP         COM        48268Y101   $    7,224     231,750    SH     231,750   Sole                  231,750
Kaneb Pipe
  Line
  Partners L P   SR PREF UNIT    484169107   $    2,834      54,750    SH      54,750   Sole                   54,750
Kaneb Services
  LLC                 COM        484173109   $   10,048     311,271    SH     311,271   Sole                  311,271
Kinder Morgan
  Inc Kans            COM        49455P101   $    4,996      79,530    SH      79,530   Sole                   79,530
Kinder Morgan
  Management
  LLC                 SHS        49455U100   $   32,267     777,148    SH     777,148   Sole                  777,148
Luminent Mtg
  Cap Inc             COM        550278303   $      572      45,100    SH      45,100   Sole                   45,100
Mfs Charter
  Income          SH BEN INT     552727109   $    2,293     261,445    SH     261,445   Sole                  261,445
Mfs
  Multimarket
  Income Tr       SH BEN INT     552737108   $      554      88,717    SH      88,717   Sole                   88,717
Macerich Co           COM        554382101   $    2,409      45,200    SH      45,200   Sole                   45,200
Magellan
  Midstream
  Prtnrs LP     COM UNIT RP LP   559080106   $   15,848     288,250    SH     288,250   Sole                  288,250
Managed High
  Income
  Portfoli            COM        56166C105   $      135      20,014    SH      20,014   Sole                   20,014
Markwest
  Energy
  Partners L P  UNIT LTD PARTN   570759100   $   32,081     767,000    SH     767,000   Sole                  767,000
Markwest
  Hydrocarbon
  Inc                 COM        570762104   $    5,003     334,000    SH     334,000   Sole                  334,000
Martin
  Midstream
  Prtnrs L P     UNIT L P INT    573331105   $    6,709     233,122    SH     233,122   Sole                  233,122
Mcg Capital
  Group               COM        58047P107   $      880      50,700    SH      50,700   Sole                   50,700
Meridian
  Resource
  Corp                COM        58977Q109   $    1,528     173,041    SH     173,041   Sole                  173,041
Mills Corp            COM        601148109   $    6,198     119,495    SH     119,495   Sole                  119,495
Morgan Stanley
  High Yield
  Fd                  COM        61744M104   $      189      29,077    SH      29,077   Sole                   29,077
Natural
  Resource
  Partners L     COM UNIT L P    63900P103   $   13,872     345,500    SH     345,500   Sole                  345,500
New Amer High
  Income Fd
  Inc                 COM        641876107   $      966     459,941    SH     459,941   Sole                  459,941
Newmont Mining
  Corp                COM        651639106   $      783      17,205    SH      17,205   Sole                   17,205
Northern
  Border
  Partners L P  UNIT LTD PARTN   664785102   $   23,475     513,115    SH     513,115   Sole                  513,115
Nuveen Ca Div
  Advantg Mun
   Fd                 COM        67069X104   $      336      23,877    SH      23,877   Sole                   23,877
Nuveen Quality
  Pfd Income
  Fd                  COM        67072C105   $    1,313      87,542    SH      87,542   Sole                   87,542
Nuveen Pfd &
  Conv
  Income Fund       COM SHS      67073D102   $      880      62,387    SH      62,387   Sole                   62,387
One Liberty
  Pptys Inc           COM        682406103   $    1,372      76,000    SH      76,000   Sole                   76,000
Oneok Inc New         COM        682680103   $      260      10,000    SH      10,000   Sole                   10,000
Pacific Energy
  Partners L P     COM UNIT      69422R105   $    8,999     315,100    SH     315,100   Sole                  315,100
Penn Octane
  Corp                COM        707573101   $    2,162     952,265    SH     952,265   Sole                  952,265
Pimco
  Corporate
  Income Fd           COM        72200U100   $      377      25,000    SH      25,000   Sole                   25,000
Pimco High
  Income Fd         COM SHS      722014107   $    3,855     261,324    SH     261,324   Sole                  261,324
Plains All
  Amern
  Pipeline L    UNIT LTD PARTN   726503105   $   70,696   1,970,982    SH   1,970,982   Sole                1,970,982
Plains Expl&
  Prodtn Co           COM        726505100   $    3,491     146,304    SH     146,304   Sole                  146,304
Preferred
  Income
  Strategies          COM        74038E100   $      844      36,900    SH      36,900   Sole                   36,900
Preferred &
  Corp Inc
  Strateg             COM        74039B105   $    2,656     114,600    SH     114,600   Sole                  114,600
Putnam Calif
  Invt Grade
  Mun             SH BEN INT     746446103   $      579      43,469    SH      43,469   Sole                   43,469
Putnam Master
  Income Tr       SH BEN INT     74683K104   $      877     136,528    SH     136,528   Sole                  136,528
Putnam Premier
  Income Tr       SH BEN INT     746853100   $    2,839     433,488    SH     433,488   Sole                  433,488
Putnam Master
  Inter
  Income T        SH BEN INT     746909100   $    1,150     170,914    SH     170,914   Sole                  170,914
Putnam Tax
  Free Health
  Care            SH BEN INT     746920107   $      815      67,621    SH      67,621   Sole                   67,621
Rait Invt Tr          COM        749227104   $    1,956      71,518    SH      71,518   Sole                   71,518
Ramco
  Gershenson
  Pptys Tr      COM SH BEN INT   751452202   $    2,096      77,400    SH      77,400   Sole                   77,400
Redwood Tr Inc        COM        758075402   $    3,739      59,901    SH      59,901   Sole                   59,901
Remec Inc             COM        759543101   $      754     160,000    SH     160,000   Sole                  160,000
Salomon Bros
  Glbl High
  Inc F               COM        79550G102   $      679      48,410    SH      48,410   Sole                   48,410
Saxon Capital
  Inc                 COM        80556P302   $    3,659     170,200    SH     170,200   Sole                  170,200
Scudder Reeef
  Real Estate
  Fund                COM        81119R108   $      639      43,000    SH      43,000   Sole                   43,000
Simon Ppty
  Group Inc
  New                 COM        828806109   $    6,743     125,726    SH     125,726   Sole                  125,726
Sports Club
  Inc                 COM        84917P100   $    1,151     793,628    SH     793,628   Sole                  793,628
Star Gas
  Partners L P  UNIT LTD PARTNR  85512C105   $      263      11,984    SH      11,984   Sole                   11,984
Star Gas
  Partners L P   SR SUB UN LTD   85512C204   $    1,174      93,060    SH      93,060   Sole                   93,060
Stonemor
  Partners LP      COM UNITS     86183Q100   $      529      25,000    SH      25,000   Sole                   25,000
Suncor Energy
  Inc                 COM        867229106   $      544      17,000    SH      17,000   Sole                   17,000
Sunoco
  Logistics
  Prtnrs L P       COM UNITS     86764L108   $    8,324     211,600    SH     211,600   Sole                  211,600
Tc Pipelines
  LP            UT COM LTD PRT   87233Q108   $    4,731     128,106    SH     128,106   Sole                  128,106
Tcw Conv Secs
  Fd Inc              COM        872340104   $       49      10,030    SH      10,030   Sole                   10,030
Teppco
  Partners L P  UT LTD PARTNER   872384102   $   11,687     280,929    SH     280,929   Sole                  280,929
Tanger Factory
  Outlet
  Ctrs I              COM        875465106   $    2,007      44,819    SH      44,819   Sole                   44,819
Tortoise
  Energy
  Infrstrctr C        COM        89147L100   $      449      17,271    SH      17,271   Sole                   17,271
Transcanada
  Corp                COM        89353D107   $    1,287      58,900    SH      58,900   Sole                   58,900
Transmontaigne
  Inc                 COM        893934109   $      154      26,400    SH      26,400   Sole                   26,400
U S Restaurant
  Pptys Inc           COM        902971100   $    1,067      63,145    SH      63,145   Sole                   63,145
Valero L P      COM UT LTD PRT   91913W104   $   14,382     258,150    SH     258,150   Sole                  258,150
Windrose Med
  Pptys Tr            COM        973491103   $    3,120     240,200    SH     240,200   Sole                  240,200
                                             ----------
                                             $  510,512
                                             ==========